Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
OPERATING ACTIVITIES
Net income	$ 362.9	$ 370.6
Non-cash and non-operating items:
Depreciation expense	260.8	234.1
Income tax expense	121.4	135.1
Foreign exchange (gain) loss on long-term debt	(118.9)	9.9
Interest expense and transaction costs	110.6	78.5
Net (gain) loss on disposal of property, plant and equipment	(12.6)	1.2
Impairment charge	177.1	0.0
Other	(0.9)	8.4
Cash flows generated from operations before changes in working capital	900.4	837.8
Changes in working capital:
(Increase) decrease in trade and other receivables	90.3	(17.1)
(Increase) decrease in inventories	101.2	(225.6)
Increase in other assets	(77.5)	(18.7)
Increase in trade payables and accruals	199.0	84.5
Increase in other financial liabilities	15.8	2.3
Increase (decrease) in provisions	(110.5)	16.1
Increase (decrease) in other liabilities	(14.1)	10.8
Cash flows generated from operations	1,104.6	690.1
Income taxes paid, net of refunds	(150.4)	(134.6)
Net cash flows generated from operating activities	954.2	555.5
INVESTING ACTIVITIES
Additions to property, plant and equipment	(253.3)	(280.7)
Additions to intangible assets	(26.6)	(50.0)
Proceeds on disposal of property, plant and equipment	19.3	0.2
Business combinations, net of acquired cash	0.0	(113.2)
Other	0.3	0.4
Net cash flows used in investing activities	(260.3)	(443.3)
FINANCING ACTIVITIES
Issuance of long-term debt	964.3	457.3
Long-term debt amendment fees	(42.2)	(6.5)
Repayment of long-term debt	(52.8)	(19.0)
Repayment of lease liabilities	(33.8)	(30.5)
Interest paid	(92.1)	(75.5)
Issuance of subordinate voting shares	22.5	12.0
Repurchase of subordinate voting shares	(172.1)	(447.5)
Repurchase of stock options	0.0	(28.0)
Dividends paid	(9.6)	(37.2)
Other	(0.4)	(2.8)
Net cash flows generated from (used in) financing activities	583.8	(177.7)
Effect of exchange rate changes on cash and cash equivalents	5.5	8.0
Net increase (decrease) in cash and cash equivalents	1,283.2	(57.5)
Cash and cash equivalents at the beginning of year	42.5	100.0
Cash and cash equivalents at the end of year	$ 1,325.7	$ 42.5